Prepaid Expenses and Other Receivables (Details) - Schedule of Prepaid Expenses and Other Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 178	$ 110
Grant receivable	152
Prepaid expenses and other	71	45
Others	36
Prepaid Expenses and Other Receivables total	$ 437	$ 155